Type:  		13F-HR
Period:		06/30/2003
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	June 30, 2003

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts August 15, 2003

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	19
Form 13F Information Table Value Total:	$101,309,000

List of Other Included Managers: NA




           						Derby and Company, Inc.
                                                              FORM 13F
                                                            June 30, 2003

Authority                                                                                                   Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
Sole   Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
------- -------- --------

AMERICAN EXPRESS COMPANY       COM              025816109     5788   138440 SH       Sole                   138440
AMERICAN INTL GROUP INC        COM              026874107     4533    82141 SH       Sole                    82141
AMERICAN STD COS INC COM       COM              029712106     3472    46969 SH       Sole                    46969
AUTOMATIC DATA PROCESSNG       COM              053015103     3771   111366 SH       Sole                   111366
BANK NEW YORK INC COM          COM              064057102     3891   135356 SH       Sole                   135356
BISYS GROUP INC COM            COM              055472104     4164   226685 SH       Sole                   226685
BLOCK H & R INC COM            COM              093671105     4355   100702 SH       Sole                   100702
CITIGROUP INC                  COM              172967101    13929   325433 SH       Sole                   325433
D R HORTON INC COM             COM              23331A109     3493   124309 SH       Sole                   124309
FLEETBOSTON FINL CORP COM      COM              339030108     3406   114627 SH       Sole                   114627
GANNETT CO INC DEL             COM              364730101     3288    42803 SH       Sole                    42803
GENERAL ELECTRIC CO            COM              369604103     6716   234186 SH       Sole                   234186
GOLDMAN SACHS GROUP COM        COM              38141G104     4976    59415 SH       Sole                    59415
HOME DEPOT INC                 COM              437076102     3710   112012 SH       Sole                   112012
PFIZER INCORPORATED            COM              717081103     6776   198411 SH       Sole                   198411
REGIS CORP MINN COM            COM              758932107     3958   136248 SH       Sole                   136248
RENT A CTR INC NEW COM         COM              76009N100     5438    71737 SH       Sole                    71737
WASHINGTON MUT INC COM         COM              939322103     8295   200849 SH       Sole                   200849
WELLS FARGO & CO DEL COM       COM              949740104     7452   147865 SH       Sole                   147865